Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract]
Reinsurance

9. Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

The Americas — Excluding Latin America

For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

The Company’s Retail Annuities business reinsures a portion of the living and death benefit guarantees issued in connection with its variable annuities. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

The Company’s Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

The Company, through its property & casualty business within both the Retail and Group, Voluntary & Worksite Benefits segments, purchases reinsurance to manage its exposure to large losses (primarily catastrophe losses) and to protect statutory surplus. The Company cedes to reinsurers a portion of losses and premiums based upon the exposure of the policies subject to reinsurance. To manage exposure to large property and casualty losses, the Company utilizes property catastrophe, casualty and property per risk excess of loss agreements.

For other policies within The Americas, excluding Latin America, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

Latin America, Asia and EMEA

For life insurance products the Company reinsures, depending on the product, risks above the corporate retention limit of up to $5 million to external reinsurers on a yearly renewable term basis. The Company may also reinsure certain risks with external reinsurers depending upon the nature of the risk and local regulatory requirements. For selected large corporate clients, the Company reinsures group employee benefits or credit insurance business with various client-affiliated reinsurance companies, covering policies issued to the employees or customers of the clients. Additionally, the Company cedes and assumes risk with other insurance companies when either company requires a business partner with the appropriate local licensing to issue certain types of policies in certain countries. In these cases, the assuming company typically underwrites the risks, develops the products and assumes most or all of the risk. The Company also has reinsurance agreements in force that reinsure a portion of the living and death benefit guarantees issued in connection with variable annuity products. Under these agreements, the Company pays reinsurance fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

Corporate & Other

The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers’ compensation business written by MetLife Insurance Company of Connecticut (“MICC”).

Corporate & Other also has a reinsurance agreement to reinsure the living and death benefit guarantees issued in connection with variable annuity products. Under this agreement, the Company receives reinsurance fees associated with the guarantees collected from policyholders, and provides reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

Catastrophe Coverage

The Company has exposure to catastrophes in The Americas, excluding Latin America, which could contribute to significant fluctuations in the Company’s results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks. Currently, for Latin America, Asia and EMEA, the Company purchases catastrophe coverage to insure risks within certain countries deemed by management to be exposed to the greatest catastrophic risks.

Reinsurance Recoverables

The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.6 billion and $5.5 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

At December 31, 2011, the Company had $13.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $10.3 billion, or 76%, were with the Company’s five largest unaffiliated ceded reinsurers, including $3.2 billion of which were unsecured. At December 31, 2010, the Company had $13.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $10.0 billion, or 76%, were with the Company’s five largest unaffiliated ceded reinsurers, including $3.6 billion of which were unsecured.

The Company has reinsured with an unaffiliated third-party reinsurer, 49.25% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Premiums:
Direct premiums	$37,185	$27,596	$27,165
Reinsurance assumed	1,484	1,377	1,313
Reinsurance ceded	(2,308)	(1,902)	(2,321)

Net premiums	$36,361	$27,071	$26,157

Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees	$8,455	$6,621	$5,784
Reinsurance assumed	154	138	106
Reinsurance ceded	(803)	(731)	(693)

Net universal life and investment-type product policy fees	$7,806	$6,028	$5,197

Other revenues:
Direct other revenues	$2,468	$2,256	$2,264
Reinsurance assumed	2	—	1
Reinsurance ceded	62	72	64

Net other revenues	$2,532	$2,328	$2,329

Policyholder benefits and claims:
Direct policyholder benefits and claims	$37,588	$31,402	$30,031
Reinsurance assumed	1,101	1,275	1,024
Reinsurance ceded	(3,218)	(3,490)	(3,050)

Net policyholder benefits and claims	$35,471	$29,187	$28,005

Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances	$5,600	$4,917	$4,842
Reinsurance assumed	3	2	3
Reinsurance ceded	—	—	—

Net interest credited to policyholder account balances	$5,603	$4,919	$4,845

Policyholder dividends:
Direct policyholder dividends	$1,446	$1,485	$1,649
Reinsurance assumed	17	17	13
Reinsurance ceded	(17)	(17)	(13)

Net policyholder dividends	$1,446	$1,485	$1,649

Other expenses:
Direct other expenses	$18,672	$13,035	$10,774
Reinsurance assumed	168	116	133
Reinsurance ceded	(303)	(224)	(146)

Net other expenses	$18,537	$12,927	$10,761

The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

	December 31, 2011
	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets:
Premiums, reinsurance and other receivables	$5,601	$641	$16,239	$22,481
Deferred policy acquisition costs and value of business acquired	24,412	340	(133)	24,619

Total assets	$30,013	$981	$16,106	$47,100

Liabilities:
Future policy benefits	$182,304	$1,972	$(1)	$184,275
Policyholder account balances	214,206	3,494	—	217,700
Other policy-related balances	14,880	339	380	15,599
Other liabilities	25,245	630	5,039	30,914

Total liabilities	$436,635	$6,435	$5,418	$448,488

	December 31, 2010
	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets:
Premiums, reinsurance and other receivables	$5,517	$722	$13,560	$19,799
Deferred policy acquisition costs and value of business acquired	24,456	176	(167)	24,465

Total assets	$29,973	$898	$13,393	$44,264

Liabilities:
Future policy benefits	$168,913	$2,074	$(65)	$170,922
Policyholder account balances	208,520	2,237	—	210,757
Other policy-related balances	14,981	265	504	15,750
Other liabilities	17,057	608	2,701	20,366

Total liabilities	$409,471	$5,184	$3,140	$417,795

Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.4 billion and $2.5 billion at December 31, 2011 and 2010, respectively. The deposit liabilities on reinsurance were $66 million and $47 million at December 31, 2011 and 2010, respectively.